Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation
Share-based compensation expense	$ 3,423,000	$ 1,661,000	$ 308,000
Share-based compensation reclassified from liability to additional paid-in capital	451,000	64,000	0
Share-based compensation recorded as liability	2,241,000	356,000
Unrecognized compensation cost	8,681,000
Liability
Share-based Compensation
Share-based compensation expense	2,336,000	345,000	75,000
Additional paid-in capital
Share-based Compensation
Share-based compensation expense	1,087,000	1,316,000	233,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	1,894,000	850,000	156,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	$ 1,529,000	$ 811,000	$ 152,000